FINANCIAL RISK MANAGEMENT - Foreign Exchange Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange contract, term	3 years
Change in foreign exchange rate	0.01
Foreign exchange gain (loss)	$ (23,491)	$ 17,501
Foreign Exchange Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of anticipated commodity transaction exposures that are hedged	60.00%
Foreign exchange gain (loss)	$ 600